Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Contract liabilities [abstract]
Summary of contract liabilities

	2025	2024
	£m	£m
Current	96	127
Non-current	2,418	2,119
	2,514	2,246

Schedule of significant changes in contract assets and contract liabilities	Significant changes in the contract liabilities balances during the period are as follows:

	2025	2024
	£m	£m
As at 1 April	2,246	2,006
Exchange adjustments	(28)	(27)
Revenue recognised that was included in the contract liability balance at the beginning of the period	(129)	(252)
Increases due to cash received, excluding amounts recognised as revenue during the period	425	519
At 31 March	2,514	2,246